SCHEDULE OF ASSETS SEGMENTS (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Total segment assets	$ 312,566,366	$ 313,839,555
Total assets	312,566,366	313,839,555
PRC and Other Subsidiaries [Member]
Segment Reporting Information [Line Items]
Total segment assets	140,834,100	123,007,801
Total assets	140,834,100	123,007,801
Ninjas in Pyjamas [Member]
Segment Reporting Information [Line Items]
Total segment assets	171,732,266	190,831,754
Total assets	$ 171,732,266	$ 190,831,754